Income Taxes - Reconciliation of the Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,068	$ 3,068	$ 3,677
Increases related to positions taken during the current year	36	75	98
Increases related to positions taken during prior years	187	519	254
Decreases related to positions taken during prior years	(177)	(973)	(508)
Settlements	(1)	(1,594)	(448)
Expiration of statute of limitations	(18)	(27)	(5)
Balance, December 31	1,095	1,068	3,068
Changes in prior period UTBs, including interest	$ (85)	$ (741)	$ (255)